Shareholders’ Equity - Schedule of Total Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 6,700	$ 5,331
Research and development [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	4,304	3,194
Marketing expenses [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	65	427
General and administrative [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 2,331	$ 1,710